Long-term investments - Investments accounted for at fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity method investments
Cost Basis	¥ 68,970	¥ 68,970	¥ 68,970
Gross Unrealized Gains	2,096	661	1,067
Gross Unrealized Losses	(12,068)	(16,051)	(11,646)
Fair value	58,998	53,580	58,391
Income (loss) from equity method investments	(723)	(3,726)	(523)
Gain arising from such investment and disposal			(700)
Long-term investment income/(loss), net
Equity method investments
Loss from change in fair value	400	4,800	8,100
Hangzhou Jialin and its related entities
Equity method investments
Cost Basis	40,000	40,000	40,000
Gross Unrealized Gains	142	87	964
Fair value	40,142	40,087	40,964
Company A
Equity method investments
Cost Basis	5,000	5,000	5,000
Gross Unrealized Losses	(4,568)	(3,551)	(2,537)
Fair value	432	1,449	2,463
Company B
Equity method investments
Cost Basis	5,000	10,000	10,000
Gross Unrealized Losses	(5,000)	(10,000)	(6,342)
Fair value			3,658
Company C
Equity method investments
Cost Basis	8,470	8,470	8,470
Gross Unrealized Gains	575	72	103
Fair value	9,045	8,542	8,573
Company D
Equity method investments
Cost Basis	3,000
Gross Unrealized Gains	458
Fair value	3,458
Company E
Equity method investments
Cost Basis	2,000
Fair value	2,000
Others
Equity method investments
Cost Basis	5,500	5,500	5,500
Gross Unrealized Gains	921	502
Gross Unrealized Losses	(2,500)	(2,500)	(2,767)
Fair value	3,921	3,502	2,733
36Kr Global Holding (HK) Limited
Equity method investments
Income (loss) from equity method investments	(700)	(3,700)	500
Hangzhou Jialin
Equity method investments
Gain arising from such investment and disposal		(900)
Hangzhou Jialin and its related entities
Equity method investments
Gain arising from such investment and disposal	(60)	900	1,000
Equity investments accounted for at fair value	¥ 40,000	¥ 40,000	¥ 41,000